Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	$ 369,396	$ 456,128
Revenues from sales to Carrier and its affiliates	7,283,767	7,274,344	$ 6,280,192
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member]
Related Party Transaction [Line Items]
Fees for related party transaction	192	186	225
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member] | Related Party [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amount payable to related party	3	1
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	100,000	88,000
Revenues from sales to Carrier and its affiliates	$ 110,000	$ 97,000	$ 108,000
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	65.00%	60.00%	61.00%